SHARE WARRANT OBLIGATIONS - Narrative (Details)						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 19, 2023 shares tradingDay $ / shares	Jan. 17, 2023 USD ($) shares	Dec. 16, 2022 $ / shares shares	May 06, 2021 d $ / shares shares	Jul. 01, 2020 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 shares
Asset Acquisition [Line Items]
Weighted average share price, warrant (in usd per share) | $ / shares					$ 5.66
Number of securities called by each warrant (in shares)				1
Warrant, exercise price (in usd per share) | $ / shares				$ 11.50		$ 2.58		$ 2.58
Warrants outstanding (in shares)						27,111,323		27,111,323		27,111,323
Proceeds from the issuance of warrants through the December 2022 Offering | $						$ 0	$ 0	$ 2,907,226	$ 3,798
Weighted average price consecutive trading days | tradingDay	5
Non-Convertible Debentures, Warrants
Asset Acquisition [Line Items]
Transaction costs | $						$ 1,071,629
Over-Allotment Option
Asset Acquisition [Line Items]
Issuance of shares though "at-the-market" equity program (in shares)		2,952,755
Public warrants
Asset Acquisition [Line Items]
Number of securities called by each warrant (in shares)			1	1
Warrant, exercise price (in usd per share) | $ / shares			$ 2.80	$ 11.50
Warrants outstanding (in shares)						15,972,364		15,972,364		15,972,364
Warrants, expiration period (in years)			5 years
Warrants, company option, exercise price (in usd per share) | $ / shares				0.01
Warrants, company option, minimum share price, enabling company option (in usd per share) | $ / shares				$ 18.00
Warrants, company option, number of trading day period, in which share price is above required threshold | d				20
Warrants, company option, total trading day period | d				30
Number of warrants issued (in shares)			19,685,040
Proceeds from the issuance of warrants through the December 2022 Offering | $		$ 2,907,226
Warrant issue related cost | $		247,586
Legal and other professional fees | $		58,916
Fee and commission expense | $		$ 188,670
Private warrants
Asset Acquisition [Line Items]
Warrants outstanding (in shares)						11,138,959		11,138,959		11,138,959
Warrant, Debenture Financing
Asset Acquisition [Line Items]
Weighted average share price, warrant (in usd per share) | $ / shares	$ 2.81
Exercisable shares (in shares)	22,500,000
Warrants maturity, term	6 months
Weighted average price consecutive trading days | tradingDay	5
Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Warrants outstanding (in shares)				27,111,741
Minimum
Asset Acquisition [Line Items]
Spending of warrant | $								$ 1,200,000,000
The Warrant
Asset Acquisition [Line Items]
Exercisable shares (in shares)								5,302,511		5,302,511
Weighted average remaining contractual life of outstanding share options (in years)								8 years
The Warrant | Maximum
Asset Acquisition [Line Items]
Number of shares outstanding (in shares)					35,350,003
Northern Genesis Acquisition Corp. | Warrant
Asset Acquisition [Line Items]
Shares issued (in shares)				27,111,741
Northern Genesis Acquisition Corp. | Public warrants
Asset Acquisition [Line Items]
Shares issued (in shares)				15,972,672
Northern Genesis Acquisition Corp. | Private warrants
Asset Acquisition [Line Items]
Shares issued (in shares)				11,139,069